Long-term debt, Convertible Bonds (Details) - USD ($) $ / shares in Units, $ in Millions		12 Months Ended
	May 31, 2018	Dec. 31, 2019
Convertible Bonds [Abstract]
Maturity date		Jun. 30, 2022
Convertible Bonds [Member]
Convertible Bonds [Abstract]
Convertible debt issued	$ 350.0
Maturity date		May 31, 2023
Initial conversion price (in dollars per share)	$ 33.4815
Conversion of bonds into shares (in shares)	10,453,534
Convertible bonds coupon rate percentage	3.875%
Debt instrument frequency of periodic payment	Semi-annually